Retirement Plans And Postretirement Benefits (Amounts Recognized In Other Comprehensive Income Retirement Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefit Costs [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	$ 0	$ 0	$ 0
Effect of exchange rates	0	0	0
Total recognized in other comprehensive income	0	0	0
Postretirement Benefit Costs [Member] | Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	199	201	193
Effect of exchange rates	(53)	49	(131)
Total recognized in other comprehensive income	146	250	62
Retirement Plans [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	0	0	0
Effect of exchange rates	0	0	0
Total recognized in other comprehensive income	0	0	0
Total recognized in pension costs and other comprehensive loss	6,776	20,371	6,433
Retirement Plans [Member] | Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	(24)	(26)	(53)
Effect of exchange rates	3	(8)	(28)
Total recognized in other comprehensive income	(21)	(34)	(81)
Total recognized in pension costs and other comprehensive loss	$ 2,993	$ 1,801	$ 4,887